Share-Based Compensation (Tables)	6 Months Ended
Jun. 30, 2024
Share-Based Compensation [Abstract]
Schedule of Fair Value of Option Granted was Estimated on the Date of Grant Using the Binominal Option- Pricing Model	The fair value of option granted was estimated on the date of grant using the binominal option- pricing model with the following assumptions used for grants during the applicable periods:
	For the years ended December 31,	For the six months ended June 30,
	2023	2024
	RMB	RMB
Risk-free interest rate	3.54%	4.01% - 4.45%
Volatility	102.39%	51.10% - 51.43%
Dividend yield	—	—
Life of options (in years)	10	10
Fair value of underlying ordinary shares*	54.21	14.06 – 28.26
*	The fair value of underlying ordinary shares is presented on a retroactive basis to reflect the Company’s share consolidation on November 29, 2023, to effect a share consolidation of 12 ordinary shares with par value of US$0.002 each in the Company’s issued and unissued share capital into one ordinary share with par value of US$0.024 each of the Company.

Schedule of Options Activities	A summary of options activities during the year ended December 31, 2023 and six months ended June 30, 2024 is presented below:
	Number of options	Weighted average exercise price USD	Weighted average grant date fair value RMB	Weighted average remaining contractual term (years)	Aggregate intrinsic value
Options outstanding at December 31, 2022	24,529	0.0504	9,400.37	6.93	3,028
Granted	37,494	0.0025	54.21
Exercised	(18,332)	0.0504	54.21
Forfeited	(325)	0.0504	4,504.06
Options outstanding at December 31, 2023	43,366	0.0504	5,289.26	7.45	1,116
Granted	1,000,000	0.00021	23.37
Exercised	(682,866)	0.00021	24.14
Forfeited	(3,598)	0.00441	684.41
Options outstanding at June 30, 2024	356,902	0.00193	653.55	9.38	5,077
Options vested and expected to vest as of June 30, 2024	356,902	0.00193	653.55	9.38	5,077
Options exercisable as of June 30, 2024	356,902	0.00193	653.55	9.38	5,077

Schedule of the Fair Values of the Options Granted	The fair values of the options granted for the year ended December 31, 2023 and six months ended June 30, 2024 are as follows:
	For the years ended December 31, 2023	For the six months ended June 30, 2024
	RMB	RMB
	(Unaudited)	(Unaudited)
Weighted average grant date fair value of option per share	54.21	23.37
Aggregate grant date fair value of options*	2,037	23,373
*	The weighted average grant date fair value of option per share is presented on a retroactive basis to reflect the Company’s share consolidation on November 29, 2023, to effect a share consolidation of 12 ordinary shares with par value of US$0.002 each in the Company’s issued and unissued share capital into one ordinary share with par value of US$0.024 each of the Company.

Schedule of Share-Based Compensation Expense	Total share-based compensation expense of the above mentioned incentive plan for the six months ended June 30, 2023 and 2024 were as follows:
	For the six months ended June 30,
	2023	2024
	(Unaudited)	(Unaudited)
Cost of revenue	462	(4,119)
Selling and marketing	786	—
General and administrative	3,706	5,817
Total share-based compensation expense	4,954	1,698